UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

The Hartford Growth Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.7%
	Automobiles & Components - 2.4%
252	Harley-Davidson, Inc.	$11,129
204	Johnson Controls, Inc.	6,490
		17,619
	Capital Goods - 7.5%
184	AMETEK, Inc.	8,647
109	Boeing Co.	8,114
44	Caterpillar, Inc.	4,770
83	Cummins, Inc.	8,609
161	Eaton Corp.	7,877
139	Illinois Tool Works, Inc.	7,383
112	Joy Global, Inc.	10,125
		55,525
	Consumer Durables & Apparel - 2.7%
137	Coach, Inc.	9,569
86	Fossil, Inc. ●	8,188
21	Michael Kors Holdings Ltd. ●	634
12	Ralph Lauren Corp.	1,780
		20,171
	Consumer Services - 2.9%
173	Las Vegas Sands Corp. ●	8,502
378	MGM Resorts International ●	4,927
170	Starbucks Corp.	8,149
		21,578
	Diversified Financials - 3.7%
126	American Express Co.	6,322
194	Ameriprise Financial, Inc.	10,399
58	BlackRock, Inc.	10,609
		27,330
	Energy - 8.9%
155	Anadarko Petroleum Corp.	12,474
116	Cameron International Corp. ●	6,179
181	ENSCO International plc	9,548
71	EOG Resources, Inc.	7,503
174	National Oilwell Varco, Inc.	12,890
39	Occidental Petroleum Corp.	3,909
182	Schlumberger Ltd.	13,712
		66,215
	Food, Beverage & Tobacco - 3.0%
415	Green Mountain Coffee Roasters, Inc. ●	22,133

	Health Care Equipment & Services - 4.5%
129	Covidien plc	6,622
111	Edwards Lifesciences Corp. ●	9,199
447	Hologic, Inc. ●	9,116
168	UnitedHealth Group, Inc.	8,686
		33,623
	Materials - 4.1%
97	Freeport-McMoRan Copper & Gold, Inc.	4,501
170	Monsanto Co.	13,943
88	Mosaic Co.	4,943
59	Rio Tinto plc ADR	3,571
53	Walter Energy, Inc.	3,655
		30,613
	Media - 4.5%
780	News Corp. Class A	14,680
4,205	Sirius XM Radio, Inc. w/ Rights ●	8,787
248	Walt Disney Co.	9,649
		33,116

	Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
340	Agilent Technologies, Inc. ●	14,436
175	Gilead Sciences, Inc. ●	8,567
		23,003
	Retailing - 5.1%
111	Abercrombie & Fitch Co. Class A	5,093
56	Amazon.com, Inc. ●	10,861
369	Lowe's Co., Inc.	9,911
22	Priceline.com, Inc. ●	11,860
		37,725
	Semiconductors & Semiconductor Equipment - 8.0%
722	Altera Corp.	28,730
308	Analog Devices, Inc.	12,067
349	Broadcom Corp. Class A	11,999
263	Skyworks Solutions, Inc. ●	5,678
35	Texas Instruments, Inc.	1,128
		59,602
	Software & Services - 17.1%
79	Alliance Data Systems Corp. ●	8,699
188	BMC Software, Inc. ●	6,820
190	Citrix Systems, Inc. ●	12,419
114	Cognizant Technology Solutions Corp. ●	8,151
824	eBay, Inc. ●	26,034
19	Google, Inc. ●	11,138
19	Mastercard, Inc.	6,589
808	Oracle Corp.	22,786
138	Rovi Corp. ●	4,430
28	Salesforce.com, Inc. ●	3,242
199	Tibco Software, Inc. ●	5,195
188	VeriSign, Inc.	6,968
43	VMware, Inc. ●	3,918
		126,389
	Technology Hardware & Equipment - 17.8%
204	Acme Packet, Inc. ●	5,963
125	Apple, Inc. ●	56,868
818	EMC Corp. ●	21,079
77	F5 Networks, Inc. ●	9,260
511	Juniper Networks, Inc. ●	10,701
273	NetApp, Inc. ●	10,315
295	Qualcomm, Inc.	17,368
		131,554
	Transportation - 1.4%
45	C.H. Robinson Worldwide, Inc.	3,110
136	J.B. Hunt Transport Services, Inc.	6,920
		10,030
	Total common stocks
	(cost $590,053)	$716,226

	Total long-term investments (cost $590,053)	$716,226

1

The Hartford Growth Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreements - 2.4%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $5,768,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$5,883)
$5,768	0.22%, 1/31/2012	$5,768
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $576, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $587)
576	0.22%, 1/31/2012	576
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $6,393, collateralized by GNMA 4.00%, 2040 - 2041, value of $6,521)
6,393	0.24%, 1/31/2012	6,393
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $3,660, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $3,733)
3,660	0.22%, 1/31/2012	3,660
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $43, collateralized by U.S. Treasury Note 1.75%, 2013, value of $44)
43	0.18%, 1/31/2012	43
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,317, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $1,344)
1,317	0.24%, 1/31/2012	1,317
		17,757
	Total short-term investments
	(cost $17,757)	$17,757

Total investments
(cost $607,810) ▲	99.1%	$733,983
Other assets and liabilities	0.9%	6,894
Total net assets	100.0%	$740,877

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 1.8% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

The Hartford Growth Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $610,671 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$151,451
Unrealized Depreciation	(28,139)
Net Unrealized Appreciation	$123,312

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$716,226	$716,226	$—	$—
Short-Term Investments	17,757	—	17,757	—
Total	$733,983	$716,226	$17,757	$—

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Growth Opportunities Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.0%
568	Johnson Controls, Inc.	$18,060

	Banks - 3.6%
986	Itau Unibanco Banco Multiplo S.A. ADR	19,681
249	M&T Bank Corp.	19,828
4,734	Regions Financial Corp.	24,713
		64,222
	Capital Goods - 5.3%
166	Cummins, Inc.	17,254
125	Flowserve Corp.	13,777
399	Fluor Corp.	22,430
386	Foster Wheeler AG ●	8,661
196	Joy Global, Inc.	17,818
372	Navistar International Corp. ●	16,105
		96,045
	Consumer Durables & Apparel - 5.7%
267	Coach, Inc.	18,670
635	D.R. Horton, Inc.	8,846
263	Deckers Outdoor Corp. ●	21,223
814	Jarden Corp.	27,434
399	Lennar Corp.	8,584
231	PVH Corp.	17,853
		102,610
	Consumer Services - 2.9%
—	Diamond Resorts LLC ⌂†	16,375
384	Las Vegas Sands Corp. ●	18,834
365	Starbucks Corp.	17,516
		52,725
	Diversified Financials - 1.7%
101	BlackRock, Inc.	18,400
910	Justice Holdings Ltd. ●	12,009
		30,409
	Energy - 12.8%
283	Anadarko Petroleum Corp.	22,874
188	Apache Corp.	18,544
1,050	Bumi plc ●	14,393
551	Cabot Oil & Gas Corp.	17,580
1,021	Chesapeake Energy Corp.	21,577
325	Consol Energy, Inc.	11,619
322	ENSCO International plc	16,961
171	EOG Resources, Inc.	18,135
1,184	Genel Energy plc ●	15,881
468	Newfield Exploration Co. ●	17,689
283	Peabody Energy Corp.	9,651
179	Pioneer Natural Resources Co.	17,792
276	Southwestern Energy Co. ●	8,602
377	Whiting Petroleum Corp. ●	18,869
		230,167
	Health Care Equipment & Services - 8.0%
520	Edwards Lifesciences Corp. ●	42,969
1,878	Hologic, Inc. ●	38,290
40	Intuitive Surgical, Inc. ●	18,442
212	McKesson Corp.	17,356
94	SXC Health Solutions Corp. ●	5,913
389	UnitedHealth Group, Inc.	20,152
		143,122

	Insurance - 1.2%
1,049	Progressive Corp.	21,265

	Materials - 2.8%
559	Ball Corp.	21,931
3,312	Glencore International plc	21,531
220	Molycorp, Inc. ●	6,813
1,875	Sino Forest Corp. Class A ⌂●†	644
		50,919
	Media - 2.8%
12,052	Sirius XM Radio, Inc. w/ Rights ●	25,188
655	Walt Disney Co.	25,482
		50,670
	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
653	Agilent Technologies, Inc. ●	27,741
335	Amylin Pharmaceuticals, Inc. ●	4,760
342	Auxilium Pharmaceuticals, Inc. ●	6,801
205	Biogen Idec, Inc. ●	24,134
312	Elan Corp. plc ADR ●	4,241
622	Gilead Sciences, Inc. ●	30,393
170	Waters Corp. ●	14,700
		112,770
	Retailing - 8.4%
257	Amazon.com, Inc. ●	49,878
178	Dufry Group	20,281
679	Lowe's Co., Inc.	18,205
61	Priceline.com, Inc. ●	32,528
229	Ross Stores, Inc.	11,637
708	Urban Outfitters, Inc. ●	18,751
		151,280
	Semiconductors & Semiconductor Equipment - 2.4%
78	Altera Corp.	3,109
1,052	Skyworks Solutions, Inc. ●	22,694
506	Xilinx, Inc.	18,151
		43,954
	Software & Services - 17.7%
1,255	Activision Blizzard, Inc.	15,492
2,194	Cadence Design Systems, Inc. ●	23,171
379	Cognizant Technology Solutions Corp. ●	27,222
1,159	eBay, Inc. ●	36,634
206	Equinix, Inc. ●	24,677
337	LinkedIn Corp. ●	24,326
1,419	Oracle Corp.	40,011
400	Red Hat, Inc. ●	18,538
218	Salesforce.com, Inc. ●	25,473
276	Teradata Corp. ●	14,756
739	Tibco Software, Inc. ●	19,260
531	VeriFone Systems, Inc. ●	22,656
1,362	Western Union Co.	26,015
		318,231
	Technology Hardware & Equipment - 16.4%
304	Apple, Inc. ●	138,750
2,259	Cisco Systems, Inc.	44,350
1,765	EMC Corp. ●	45,458
179	F5 Networks, Inc. ●	21,486
911	Juniper Networks, Inc. ●	19,071
770	Riverbed Technology, Inc. ●	18,440

1

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Technology Hardware & Equipment - 16.4% - (continued)
178	Trimble Navigation Ltd. ●	$8,322
		295,877
	Telecommunication Services - 0.6%
2,512	Hughes Telematics, Inc. ●	9,921

	Total common stocks
	(cost $1,690,640)	$1,792,247

	Total long-term investments (cost $1,690,640)	$1,792,247

SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
02/01/2012 in the amount of $95,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041,
GNMA 3.00% - 6.00%, 2027 - 2044, value
	of $97)
$95	0.22%, 1/31/2012	$95
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $9, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $10)
9	0.22%, 1/31/2012	9
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $106, collateralized by GNMA 4.00%, 2040 - 2041, value of $108)
106	0.24%, 1/31/2012	106
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $61, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012
- 2014, FHLMC 0.07% - 1.00%, 2012 -
	2014, value of $62)
61	0.22%, 1/31/2012	61
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1, collateralized by U.S. Treasury Note 1.75%, 2013, value of $1)
1	0.18%, 1/31/2012	1

	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $22, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $22)
22	0.24%, 1/31/2012	22
		294
	Total short-term investments
	(cost $294)	$294

Total investments
(cost $1,690,934) ▲	99.6%	$1,792,541
Other assets and liabilities	0.4%	7,391
Total net assets	100.0%	$1,799,932

2

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 7.0% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $1,694,946 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$204,547
Unrealized Depreciation	(106,952)
Net Unrealized Appreciation	$97,595

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $17,019, which represents 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2011	–	Diamond Resorts LLC	17,340
05/2011 - 07/2011	1,875	Sino Forest Corp. Class A	26,988

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Growth Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,792,247	$1,721,407	$53,821	$17,019
Short-Term Investments	294	—	294	—
Total	$1,792,541	$1,721,407	$54,115	$17,019

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2012
Assets:
Common Stocks	$37,371	$—	$(390	)†	$—	$—	$—	$—	$(19,962)	$17,019
Total	$37,371	$—	$(390)		$—	$—	$—	$—	$(19,962)	$17,019

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
    1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
    2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(390).

4

The Hartford Value Opportunities Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Banks - 6.6%
105	BB&T Corp.	$2,866
63	Fifth Third Bancorp	818
210	Wells Fargo & Co.	6,123
		9,807
	Capital Goods - 2.9%
16	General Dynamics Corp.	1,114
19	L-3 Communications Holdings, Inc.	1,323
20	PACCAR, Inc.	866
25	Pentair, Inc.	929
		4,232
	Consumer Durables & Apparel - 0.5%
515	Samsonite International S.A. ●	816

	Consumer Services - 1.3%
51	DeVry, Inc.	1,907

	Diversified Financials - 11.4%
26	Ameriprise Financial, Inc.	1,381
410	Bank of America Corp.	2,921
13	BlackRock, Inc.	2,330
31	Goldman Sachs Group, Inc.	3,400
96	JP Morgan Chase & Co.	3,581
50	Nasdaq OMX Group, Inc. ●	1,241
33	NYSE Euronext	863
25	Oaktree Capital ■●	1,100
74	Solar Cayman Ltd. ⌂■●†	7
		16,824
	Energy - 13.8%
9	Apache Corp.	880
51	Baker Hughes, Inc.	2,511
39	Canadian Natural Resources Ltd. ADR	1,533
80	Cobalt International Energy ●	1,605
37	Consol Energy, Inc.	1,337
78	Halliburton Co.	2,861
—	Inpex Corp.	1,683
132	Lone Pine Resources, Inc. ●	880
55	Noble Corp.	1,913
7	Occidental Petroleum Corp.	738
23	Overseas Shipholding Group, Inc.	286
84	Southwestern Energy Co. ●	2,613
37	Statoilhydro ASA ADR	942
103	Tsakos Energy Navigation Ltd.	689
		20,471
	Food, Beverage & Tobacco - 6.0%
100	Archer Daniels Midland Co.	2,874
1,295	China Agri-Industries Holdings	1,050
150	Maple Leaf Foods, Inc. w/ Rights	1,663
78	Molson Coors Brewing Co.	3,333
		8,920
	Health Care Equipment & Services - 4.7%
25	Covidien plc	1,303
78	Medtronic, Inc.	2,993
64	Universal Health Services, Inc. Class B	2,642
		6,938
	Insurance - 8.7%
22	Everest Re Group Ltd.	1,836
35	Platinum Underwriters Holdings Ltd.	1,188

51	Principal Financial Group, Inc.	1,379
42	Reinsurance Group of America, Inc.	2,289
24	StanCorp Financial Group, Inc.	920
31	Swiss Re Ltd.	1,683
156	Unum Group	3,568
		12,863
	Materials - 5.4%
26	Akzo Nobel N.V.	1,367
64	Cabot Corp.	2,324
72	CRH plc	1,432
61	Methanex Corp. ADR	1,653
23	Mosaic Co.	1,276
		8,052
	Media - 1.2%
39	Comcast Corp. Class A	1,037
28	Comcast Corp. Special Class A	701
		1,738
	Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
25	Agilent Technologies, Inc. ●	1,045
136	Almirall S.A.	958
326	Avanir Pharmaceuticals ●	959
37	Daiichi Sankyo Co., Ltd.	710
26	Gilead Sciences, Inc. ●	1,289
139	Merck & Co., Inc.	5,299
17	Roche Holding AG	2,871
44	Seattle Genetics, Inc. ●	829
137	WuXi PharmaTech Cayman, Inc. ●	1,862
		15,822
	Real Estate - 1.1%
83	Weyerhaeuser Co.	1,670

	Retailing - 3.6%
572	Allstar Co. ⌂†	554
58	Kohl's Corp.	2,686
41	Lowe's Co., Inc.	1,100
20	Target Corp.	996
		5,336
	Software & Services - 7.1%
123	Booz Allen Hamilton Holding Corp. ●	2,166
89	Microsoft Corp.	2,631
28	Oracle Corp.	790
41	Paychex, Inc.	1,301
188	Western Union Co.	3,595
		10,483
	Technology Hardware & Equipment - 6.1%
87	Cisco Systems, Inc.	1,708
48	Corning, Inc.	616
352	Flextronics International Ltd. ●	2,416
57	Harris Corp.	2,333
91	Juniper Networks, Inc. ●	1,894
		8,967
	Transportation - 3.8%
97	Knight Transportation, Inc.	1,704
65	Swift Transportation Co. ●	748
228	Toll Holdings Ltd.	1,207
25	United Parcel Service, Inc. Class B	1,899
		5,558

1

The Hartford Value Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Utilities - 3.1%
34	Entergy Corp.	$2,380
36	N.V. Energy, Inc.	589
62	UGI Corp.	1,657
		4,626
	Total common stocks
	(cost $143,428)	$145,030

	Total long-term investments (cost $143,428)	$145,030

SHORT-TERM INVESTMENTS - 3.0%
	Repurchase Agreements - 3.0%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $1,426,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$1,454)
$1,426	0.22%, 1/31/2012	$1,426
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $142, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $145)
142	0.22%, 1/31/2012	142
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,580, collateralized by GNMA 4.00%, 2040 - 2041, value of $1,612)
1,580	0.24%, 1/31/2012	1,580
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $905, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $923)
905	0.22%, 1/31/2012	905
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $10, collateralized by U.S. Treasury Note 1.75%, 2013, value of $11)
10	0.18%, 1/31/2012	10
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $326, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $332)
326	0.24%, 1/31/2012	326
		4,389
	Total short-term investments
	(cost $4,389)	$4,389

Total investments (cost $147,817) ▲	101.0%	$149,419
Other assets and liabilities	(1.0)%	(1,432)
Total net assets	100.0%	$147,987

2

The Hartford Value Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 15.0% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $148,952 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,489
Unrealized Depreciation	(11,022)
Net Unrealized Appreciation	$467

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $561, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $1,107, which represents 0.7% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	572	Allstar Co.	582
03/2007	74	Solar Cayman Ltd. - 144A	22

At January 31, 2012, the aggregate value of these securities was $561, which represents 0.4% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	CS First Boston	Buy	$25	$25	02/02/2012	$—
Canadian Dollar	UBS AG	Buy	34	34	02/01/2012	—
Euro	Banc of America Securities	Buy	47	47	02/02/2012	—
Hong Kong Dollar	JP Morgan Securities	Buy	22	22	02/01/2012	—
Japanese Yen	JP Morgan Securities	Buy	15	15	02/02/2012	—
Swiss Franc	Banc of America Securities	Buy	94	94	02/02/2012	—
						$—

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Value Opportunities Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$9,807	$9,807	$–	$–
Capital Goods	4,232	4,232	—	—
Consumer Durables & Apparel	816	—	816	—
Consumer Services	1,907	1,907	—	—
Diversified Financials	16,824	15,717	—	1,107
Energy	20,471	18,788	1,683	—
Food, Beverage & Tobacco	8,920	7,870	1,050	—
Health Care Equipment & Services	6,938	6,938	—	—
Insurance	12,863	11,180	1,683	—
Materials	8,052	5,253	2,799	—
Media	1,738	1,738	—	—
Pharmaceuticals, Biotechnology & Life Sciences	15,822	11,283	4,539	—
Real Estate	1,670	1,670	—	—
Retailing	5,336	4,782	—	554
Software & Services	10,483	10,483	—	—
Technology Hardware & Equipment	8,967	8,967	—	—
Transportation	5,558	4,351	1,207	—
Utilities	4,626	4,626	—	—
Total	145,030	129,592	13,777	1,661
Short-Term Investments	4,389	—	4,389	—
Total	$149,419	$129,592	$18,166	$1,661
Foreign Currency Contracts*	—	—	—	—
Total	$—	$—	$—	$—

Liabilities:
Foreign Currency Contracts*	—	—	—	—
Total	$—	$—	$—	$—

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Common Stocks	$1,646	$—	$15	*	$—	$—	$—	$—	$—	$1,661
Total	$1,646	$—	$15		$—	$—	$—	$—	$—	$1,661

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $15.

4

The Hartford SmallCap Growth Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9%
	Automobiles & Components - 1.2%
23	American Axle & Manufacturing, Inc. ●	$273
65	Amerigon, Inc. ●	991
42	Dana Holding Corp. ●	626
10	Federal Mogul Corp. ●	158
65	Tenneco Automotive, Inc. ●	2,073
		4,121
	Banks - 2.2%
157	Boston Private Financial Holdings, Inc.	1,291
52	Flushing Financial Corp.	680
107	Ocwen Financial Corp. ●	1,539
29	Signature Bank ●	1,707
109	Umpqua Holdings Corp.	1,327
26	Walker & Dunlop, Inc. ●	307
21	Wintrust Financial Corp.	628
		7,479
	Capital Goods - 12.3%
33	A.O. Smith Corp.	1,390
27	Aaon, Inc.	541
34	Acuity Brands, Inc.	1,980
11	Aerovironment, Inc. ●	306
82	Altra Holdings, Inc. ●	1,580
5	American Science & Engineering, Inc.	365
37	Applied Industrial Technologies, Inc.	1,424
25	AZZ, Inc.	1,247
62	Belden, Inc.	2,445
48	Blount International, Inc. ●	781
14	Briggs & Stratton Corp.	215
34	Ceradyne, Inc. ●	1,124
51	Chart Industries, Inc. ●	2,867
20	Colfax Corp. ●	607
59	Commercial Vehicles Group, Inc. ●	736
15	Cubic Corp.	698
33	Esterline Technologies Corp. ●	1,993
72	Federal Signal Corp.	302
29	Franklin Electric Co., Inc.	1,432
65	Gencorp, Inc. ●	358
74	GrafTech International Ltd. ●	1,217
13	Heico Corp.	717
6	Kaman Corp.	178
24	Lennox International, Inc.	851
15	Lindsay Corp.	941
110	Meritor, Inc. ●	693
47	Moog, Inc. Class A ●	2,018
64	Nordson Corp.	2,895
26	Orbital Sciences Corp. ●	378
34	Polypore International, Inc. ●	1,279
21	Primoris Services Corp.	336
9	SauerDanfoss, Inc. ●	448
46	Sun Hydraulics Corp.	1,289
60	Taser International, Inc. ●	285
33	Teledyne Technologies, Inc. ●	1,901
17	TransDigm Group, Inc. ●	1,806
78	Trimas Corp. ●	1,694
21	Xerium Technologies, Inc. ●	181
		41,498
	Commercial & Professional Services - 2.2%
10	Acacia Research Corp. ●	412
43	Cenveo, Inc. ●	143

9	Corporate Executive Board Co.	366
51	Deluxe Corp.	1,302
5	Encore Capital Group, Inc. ●	115
44	Exponent, Inc. ●	2,144
14	Insperity, Inc.	398
10	Intersections, Inc.	128
11	Portfolio Recovery Associate ●	688
12	Quad Graphics, Inc.	146
16	RPX Corp. ●	263
69	Sykes Enterprises, Inc. ●	1,204
11	TMS International Corp. ●	118
		7,427
	Consumer Durables & Apparel - 2.2%
22	Arctic Cat, Inc. ●	667
2	Blyth, Inc.	154
22	Brunswick Corp.	469
23	Cherokee, Inc.	251
27	G-III Appareal Group Ltd. ●	617
6	Libbey, Inc. ●	91
27	Polaris Industries, Inc.	1,708
17	Smith & Wesson Holding Corp. ●	87
30	Steven Madden Ltd. ●	1,235
5	Sturm Ruger & Co., Inc.	190
7	True Religion Apparel, Inc. ●	239
32	Warnaco Group, Inc. ●	1,875
		7,583
	Consumer Services - 2.4%
7	AFC Enterprises, Inc. ●	116
7	American Public Education, Inc. ●	285
3	Ameristar Casinos, Inc.	55
8	Bridgepoint Education, Inc. ●	189
38	Brinker International, Inc.	994
4	Capella Education Co. ●	178
123	Cheesecake Factory, Inc. ●	3,642
5	Coinstar, Inc. ●	269
36	Denny's Corp. ●	154
3	DineEquity, Inc. ●	147
13	Domino's Pizza, Inc. ●	408
21	Krispy Kreme Doughnuts, Inc. ●	154
10	Lincoln Educational Services Corp.	87
7	Papa John's International, Inc. ●	279
31	Sotheby's Holdings	1,055
21	Town Sports International Holdings, Inc. ●	186
		8,198
	Diversified Financials - 1.8%
17	Advance America Cash Advance Centers, Inc.	132
5	Cash America International, Inc.	233
59	Compass Diversified Holdings	824
90	DFC Global Corp. ●	1,769
18	Ezcorp, Inc. ●	472
9	First Cash Financial Services, Inc. ●	366
7	Nelnet, Inc.	168
17	Netspend Holdings, Inc. ●	152
44	Stifel Financial ●	1,598
5	World Acceptance Corp. ●	325
		6,039
	Energy - 7.8%
48	Alon USA Energy, Inc.	467

1

The Hartford SmallCap Growth Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Energy - 7.8% - (continued)
36	ATP Oil & Gas Corp. ●	$254
6	Basic Energy Services, Inc. ●	101
51	Berry Petroleum Co.	2,284
14	C&J Energy Services, Inc. ●	230
16	Cheniere Energy, Inc. ●	206
7	Cloud Peak Energy, Inc. ●	135
37	Complete Production Services, Inc. ●	1,233
10	Contango ORE, Inc. ●	629
14	Crosstex Energy, Inc.	175
109	CVR Energy, Inc. ●	2,722
16	Energy XXI (Bermuda) Ltd. ●	509
10	Golar Ltd.	407
67	Gulfmark Offshore, Inc. ●	3,060
39	Hornbeck Offshore Services, Inc. ●	1,276
318	ION Geophysical Corp. ●	2,360
31	James River Coal Co. ●	197
38	Petroleum Development Corp. ●	1,192
132	Rentech, Inc. ●	233
95	Rosetta Resources, Inc. ●	4,539
19	RPC, Inc.	283
37	Stone Energy Corp. ●	1,025
3	Targa Resources Corp.	112
183	Vaalco Energy, Inc. ●	1,137
26	W&T Offshore, Inc.	558
64	Warren Resources, Inc. ●	226
23	Western Refining, Inc.	377
96	Willbros Group, Inc. ●	410
		26,337
	Food & Staples Retailing - 0.2%
17	Pantry, Inc. ●	207
295	Rite Aid Corp. ●	410
		617
	Food, Beverage & Tobacco - 1.9%
14	Boston Beer Co., Inc. Class A ●	1,395
169	Darling International, Inc. ●	2,588
36	Diamond Foods, Inc.	1,293
14	Omega Protein Corp. ●	116
29	Smart Balance, Inc. ●	151
40	Vector Group Ltd.	699
		6,242
	Health Care Equipment & Services - 7.7%
29	Alliance Healthcare Services, Inc. ●	33
80	Angiodynamics, Inc. ●	1,038
3	Athenahealth, Inc. ●	192
4	Atrion Corp.	1,043
17	Centene Corp. ●	778
5	Chemed Corp.	303
8	Computer Programs and Systems, Inc.	481
31	Corvel Corp. ●	1,490
47	Cyberonics, Inc. ●	1,539
123	Dexcom, Inc. ●	1,344
31	Dynavox, Inc. ●	119
7	Hanger Orthopedic Group, Inc. ●	133
38	HealthSouth Corp. ●	731
14	Heartware International, Inc. ●	969
56	Masimo Corp. ●	1,190
213	Merge Healthcare, Inc. ●	1,165
40	Metropolitan Health Networks ●	318

26	Molina Healthcare, Inc. ●	793
84	Owens & Minor, Inc.	2,566
9	Providence Service Corp. ●	142
10	Quidel Corp. ●	143
78	RTI Biologics, Inc. ●	268
46	U.S. Physical Therapy, Inc.	930
34	Volcano Corp. ●	947
74	Wellcare Health Plans, Inc. ●	4,415
40	Zoll Medical Corp. ●	2,736
		25,806
	Household & Personal Products - 2.1%
66	Elizabeth Arden, Inc. ●	2,376
9	Medifast, Inc. ●	143
10	Natures Sunshine ●	145
83	Nu Skin Enterprises, Inc. Class A	4,129
5	Usana Health Sciences, Inc. ●	184
		6,977
	Insurance - 0.8%
8	Allied World Assurance Holdings Ltd.	517
58	Amerisafe, Inc. ●	1,421
23	Amtrust Financial Services	583
6	Tower Group, Inc.	132
		2,653
	Materials - 4.0%
13	A. Schulman, Inc.	321
8	Coeur d'Alene Mines Corp. ●	210
8	Gold Resource Corp.	213
11	Graphic Packaging Holding Co. ●	54
75	Hecla Mining Co.	395
9	Innospec, Inc. ●	275
44	Kraton Performance Polymers ●	1,245
11	Minerals Technologies, Inc.	724
34	Myers Industries	453
3	Newmarket Corp.	647
70	Olin Corp.	1,559
28	PolyOne Corp.	399
12	Rockwood Holdings, Inc. ●	591
105	Silgan Holdings, Inc.	4,358
71	Stillwater Mining Co. ●	920
13	Suncoke Energ, Inc. ●	168
23	TPC Group, Inc. ●	759
33	Verso Paper Corp. ●	37
		13,328
	Media - 1.2%
101	Arbitron, Inc.	3,616
38	Dex One Corp. ●	63
12	National Cinemedia, Inc.	157
25	Reachlocal, Inc. ●	193
19	Supermedia, Inc. ●	56
		4,085
	Pharmaceuticals, Biotechnology & Life Sciences - 12.1%
163	Alkermes plc ●	3,060
94	Allos Therapeutics, Inc. ●	146
70	Ardea Biosciences, Inc. ●	1,272
17	ARIAD Pharmaceuticals, Inc. ●	255
77	Astex Pharmaceuticals, Inc. ●	209
88	Aveo Pharmaceuticals, Inc. ●	1,157
108	Bruker Corp. ●	1,530

2

The Hartford SmallCap Growth Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.1% - (continued)
148	Cadence Pharmaceuticals, Inc. ●	$616
37	Cleveland BioLabs, Inc. ●	117
77	Cubist Pharmaceuticals, Inc. ●	3,137
16	Cumberland Pharmaceuticals, Inc. ●	99
7	DepoMed, Inc. ●	39
102	Enzon, Inc. ●	727
119	Exelixis, Inc. ●	633
5	Genomic Health, Inc. ●	147
11	Hi-Technology Pharmacal Co., Inc. ●	409
154	Immunogen, Inc. ●	2,177
96	Incyte Corp. ●	1,695
124	Ironwood Pharmaceuticals, Inc. ●	1,854
12	Jazz Pharmaceuticals plc ●	567
10	Luminex Corp. ●	195
33	Map Pharmaceuticals, Inc. ●	471
149	Medicines Co. ●	3,000
21	Medicis Pharmaceutical Corp. Class A	688
23	Momenta Pharmaceuticals, Inc. ●	353
79	Neurocrine Biosciences, Inc. ●	738
253	NPS Pharmaceuticals, Inc. ●	1,944
22	Obagi Medical Products, Inc. ●	228
45	Onyx Pharmaceuticals, Inc. ●	1,843
87	Optimer Pharmaceuticals, Inc. ●	1,131
12	Par Pharmaceutical Cos., Inc. ●	437
43	PAREXEL International Corp. ●	1,024
91	PDL Biopharma, Inc.	584
5	Questcor Pharmaceuticals ●	189
143	Rigel Pharmaceuticals, Inc. ●	1,397
61	Salix Pharmaceuticals Ltd. ●	2,917
139	Seattle Genetics, Inc. ●	2,632
90	Trius Therapeutics, Inc. ●	498
20	ViroPharma, Inc. ●	605
		40,720
	Real Estate - 1.3%
44	CBL & Associates Properties	771
51	Colonial Properties Trust	1,088
50	Coresite Realty Corp.	993
27	Getty Realty Corp.	456
122	MFA Mortgage Investments, Inc.	897
8	Omega Healthcare Investors, Inc.	163
		4,368
	Retailing - 7.5%
8	Aeropostale, Inc. ●	134
10	Ann, Inc. ●	231
56	Ascena Retail Group, Inc. ●	1,975
9	Blue Nile, Inc. ●	375
11	Buckle (The), Inc.	493
12	Cato Corp.	322
48	Children's Place Retail Stores, Inc. ●	2,372
17	Conns, Inc. ●	202
53	Core-Mark Holding Co., Inc.	2,148
56	DSW, Inc.	2,803
19	Express, Inc. ●	403
14	Francescas Holding Corp. ●	304
80	GNC Holdings, Inc. ●	2,201
6	HSN, Inc.	228
44	Mattress Firm Holding Corp. ●	1,441

9	Nutri/System, Inc.	102
28	Overstock.com, Inc. ●	187
19	PetMed Express, Inc.	233
32	Pier 1 Imports, Inc. ●	496
81	rue21, Inc. ●	1,950
14	Select Comfort Corp. ●	347
73	Shutterfly, Inc. ●	1,741
13	Systemax, Inc. ●	229
75	Teavana Holdings, Inc. ●	1,432
65	Vitamin Shoppe, Inc. ●	2,774
9	Williams-Sonoma, Inc.	312
		25,435
	Semiconductors & Semiconductor Equipment - 3.8%
20	Amtech Systems, Inc. ●	203
14	Cirrus Logic, Inc. ●	284
46	Cymer, Inc. ●	2,305
237	GT Advanced Technologies, Inc. ●	2,044
153	Integrated Device Technology, Inc. ●	973
16	IXYS Corp. ●	215
28	Kulicke and Soffa Industries, Inc. ●	300
49	LTX-Credence Corp. ●	328
9	Micrel, Inc.	104
256	Mindspeed Technologies, Inc. ●	1,639
75	Nanometrics, Inc. ●	1,511
3	NVE Corp. ●	180
81	ON Semiconductor Corp. ●	707
31	Rambus, Inc. ●	225
57	Ultratech Stepper, Inc. ●	1,668
		12,686
	Software & Services - 15.5%
7	ACI Worldwide, Inc. ●	220
27	Actuate Corp. ●	154
68	Ancestry.com, Inc. ●	2,009
13	CACI International, Inc. Class A ●	740
66	Commvault Systems, Inc. w/ Rights ●	3,121
106	Constant Contact, Inc. ●	2,652
23	CSG Systems International, Inc. ●	376
89	Dice Holdings, Inc. ●	845
10	Digimarc Corp. ●	275
14	Digital River, Inc. ●	227
19	Fair Isaac, Inc.	670
42	Fortinet, Inc. ●	966
118	Higher One Holdings, Inc. ●	1,994
52	Infospace, Inc. ●	640
72	j2 Global, Inc.	1,928
61	JDA Software Group, Inc. ●	1,800
52	Keynote Systems, Inc.	1,027
5	Liquidity Services, Inc. ●	155
191	LivePerson, Inc. ●	2,297
9	Mercadolibre, Inc.	778
13	MicroStrategy, Inc. ●	1,552
148	Motricity, Inc. ●	115
43	Opnet Technologies, Inc.	1,533
86	Parametric Technology Corp. ●	2,165
16	Pros Holdings, Inc. ●	258
69	QLIK Technologies, Inc. ●	1,936
141	Quest Software, Inc. ●	2,862
24	Quinstreet, Inc. ●	232

3

The Hartford SmallCap Growth Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Software & Services - 15.5% - (continued)
236	Sapient Corp.	$3,050
31	SeaChange International, Inc. ●	224
119	Solarwinds, Inc. ●	3,750
30	Solera Holdings, Inc.	1,414
39	Sourcefire, Inc. w/ Rights ●	1,208
26	Telenav, Inc. ●	195
54	Tibco Software, Inc. ●	1,414
46	TiVo, Inc. ●	472
17	TNS, Inc. ●	321
8	Travelzoo, Inc. ●	214
13	Unisys Corp. ●	268
22	United Online, Inc.	122
56	VeriFone Systems, Inc. ●	2,372
61	Wright Express Corp. ●	3,324
60	XO Group, Inc. ●	498
		52,373
	Technology Hardware & Equipment - 4.7%
76	Aruba Networks, Inc. ●	1,679
50	Coherent, Inc. ●	2,792
18	Comtech Telecommunications Corp.	563
37	Cray, Inc. ●	278
12	DDI Corp.	120
129	Extreme Networks, Inc. ●	418
4	FEI Co. ●	185
33	Interdigital, Inc.	1,245
87	Oplink Communications, Inc. ●	1,638
69	Plantronics, Inc.	2,562
7	Plexus Corp. ●	250
26	Polycom, Inc. ●	515
15	Riverbed Technology, Inc. ●	369
14	Silicon Graphics International Corp. ●	195
21	STEC, Inc. ●	200
19	Synaptics, Inc. ●	743
10	Ubiquiti Networks, Inc. ●	250
40	Universal Display Corp. ●	1,677
8	Zygo Corp. ●	142
		15,821
	Telecommunication Services - 0.5%
16	AboveNet, Inc. ●	1,043
50	Cincinnati Bell, Inc. ●	171
19	IDT Corp. Class B	170
11	Leap Wireless International, Inc. w/ Rights ●	91
10	Lumos Networks Corp.	147
42	Vonage Holdings Corp. ●	106
		1,728
	Transportation - 2.1%
11	Allegiant Travel Co. ●	602
216	Avis Budget Group, Inc. ●	3,099
31	Marten Transport Ltd.	684
98	Werner Enterprises, Inc.	2,560
		6,945
	Utilities - 0.4%
40	UniSource Energy Corp.	1,484

	Total common stocks
	(cost $287,358)	$329,950

EXCHANGE TRADED FUNDS - 0.9%
	Other Investment Pools and Funds - 0.9%
32	iShares Russell 2000 Growth Index Fund	$2,881

	Total exchange traded funds
	(cost $2,667)	$2,881

	Total long-term investments (cost $290,025)	$332,831

SHORT-TERM INVESTMENTS - 1.0%

	Repurchase Agreements - 1.0%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $1,068,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$1,089)
$1,068	0.22%, 1/31/2012	$1,068
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $107, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $109)
106	0.22%, 1/31/2012	106
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,184, collateralized by GNMA 4.00%, 2040 - 2041, value of $1,207)
1,184	0.24%, 1/31/2012	1,184
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $678, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $691)
678	0.22%, 1/31/2012	678
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $8, collateralized by U.S. Treasury Note 1.75%, 2013, value of $8)
8	0.18%, 1/31/2012	8
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $244, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $249)
244	0.24%, 1/31/2012	244

3,288

Total short-term investments
(cost $3,288)	$3,288

Total investments
(cost $293,313) ▲	99.8%	$336,119
Other assets and liabilities	0.2%	762
Total net assets	100.0%	$336,881

4

The Hartford SmallCap Growth Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 1.3% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $294,718 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$54,906
Unrealized Depreciation	(13,505)
Net Unrealized Appreciation	$41,401

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$329,950	$329,950	$—	$—
Exchange Traded Funds	2,881	2,881	—	—
Short-Term Investments	3,288	—	3,288	—
Total	$336,119	$332,831	$3,288	$—

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

5

The Hartford Municipal Real Return Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 87.7%
	Alabama - 0.8%
	Huntsville, AL, GO (Prerefunded with State & Local Gov't Securities)
$1,855	5.25%, 05/01/2022 ╦	$1,915

	Alaska - 0.5%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033	434
	Anchorage, AK, GO
610	5.25%, 08/01/2028	709
		1,143
	Arizona - 2.5%
	Arizona Sundance Community Facilities Dist, Special Assess Rev #2
308	7.13%, 07/01/2027 ■	308
	Estrella Mountain, AZ, Ranch Community GO
265	6.20%, 07/15/2032	260
	Phoenix Arizona Civic Improvement Corp
2,000	5.00%, 07/01/2040	2,115
	Salt River Proj Arizona Agricultural
3,000	5.00%, 01/01/2034	3,350
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	203
		6,236
	California - 16.7%
	California Educational Facilities Auth, Pitzer College
630	5.00%, 04/01/2030	650
	California Health Facilities FA Rev, Stanford Hospital
1,000	5.50%, 11/15/2040	1,127
	California Health Facilities FA, Sutter Health
1,110	5.88%, 08/15/2031	1,327
	California Public Works Board, Dept of Health Services Richmond Lab
300	5.00%, 11/01/2030	311
	California State Dept of Water Resource Supply Rev
2,500	5.00%, 05/01/2019 - 05/01/2022	3,083
	California State GO
3,515	6.50%, 04/01/2033	4,300
	California State Public Works Board Lease Rev
1,500	5.25%, 10/01/2022	1,769
	California State Public Works Board, Correctional Facilities Improvement
500	6.00%, 03/01/2035	566
	California State Public Works Board, State University Trustees
170	6.13%, 04/01/2029	202
2,000	6.25%, 04/01/2034	2,274
	California State Public Works Board, Various Capital Projects
1,000	6.38%, 11/01/2034	1,157
	California State Various Purpose
1,000	5.00%, 10/01/2019	1,222
	California Statewide Communities Development Auth Rev
1,000	5.00%, 03/01/2041	1,033
	California Statewide Community DA, Windrush School
250	0.00%, 07/01/2037 ⌂●	173
	El Dorado County, CA, Irrigation Dist
300	5.38%, 08/01/2024	345
	Huntington Park, CA, Public FA Rev Ref
400	5.25%, 09/01/2019	441
	Imperial Irrigation Dist Elec Rev
1,175	5.25%, 11/01/2031	1,332
	Indio, CA, Public Improvement Act Special Assessment #2002-3 GO
95	6.35%, 09/02/2027	98
	Los Alamitos, CA, University GO
500	5.50%, 08/01/2033	563
	Los Angeles Wastewater System Rev
2,000	5.00%, 06/01/2022	2,410
	Madera, CA, Redev Agency Tax Rev
750	5.25%, 09/01/2030	707
	Modesto, CA, Irrigation Dist
500	5.50%, 07/01/2035	535
	Morongo Band of Mission Indians Enterprise Rev
1,655	6.50%, 03/01/2028 ■	1,663
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	543
	Port of Oakland
1,000	5.00%, 05/01/2026	1,083
	San Bernardino, CA, Community College Dist GO
500	6.38%, 08/01/2026	613
	San Diego, CA, Public Fac FA Water Rev
1,500	5.25%, 08/01/2038	1,650
	San Diego, CA, Redev Agency, Centre City Sub Pkg
200	5.25%, 09/01/2026	200
	San Francisco City & County Airports Commission
1,000	5.00%, 05/01/2040	1,070
	San Francisco City & County, CA, Redev Agency
1,120	6.50%, 08/01/2032	1,245
	Santa Cruz County, CA, Redev Agency
665	6.63%, 09/01/2029	748
	Southern California Public Power Auth
500	5.00%, 07/01/2023	580
	Temecula, CA, Redev Agency Tax Allocation Rev
245	5.63%, 12/15/2038	227
	Torrance, CA, USD GO
1,500	5.50%, 08/01/2025	1,782
	Tuolumne Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,165
	Ventura County, CA, Certificates of Participation
1,250	5.63%, 08/15/2027	1,442
	Washington Township, CA, Health Care Dist Rev
500	5.00%, 07/01/2037	516
1,000	6.00%, 07/01/2029	1,140
		41,292

1

The Hartford Municipal Real Return Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 87.7% - (continued)
	Colorado - 1.9%
	Adams County, CO, Certificates of Participation Correctional Facilities Improvement
$1,000	5.13%, 12/01/2029	$1,107
	Colorado State Health Facilities Auth
1,500	5.25%, 02/01/2031	1,675
	Regional Transportation Dist
1,000	6.00%, 01/15/2034	1,067
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	756
		4,605
	Delaware - 0.8%
	Delaware Transportation Auth
1,180	5.00%, 07/01/2025	1,408
	New Castle County, DE, DA GO
500	5.00%, 07/15/2033	563
		1,971
	District of Columbia - 1.8%
	District of Columbia University Rev
3,000	5.25%, 04/01/2034	3,370
	Washington, DC, Metropolitan Area Transit
1,000	5.13%, 07/01/2032	1,116
		4,486
	Florida - 5.4%
	Clearwater Water and Sewer Rev
2,500	5.25%, 12/01/2039	2,808
	Colonial Country Club Community Development Dist, Capital Improvement Rev
455	6.40%, 05/01/2033	461
	Florida Village Community Development
825	6.50%, 05/01/2033	847
	Florida Village Community Development Dist No 8
1,025	6.38%, 05/01/2038	1,100
	Greater Orlando Aviation Auth
1,000	5.00%, 10/01/2024	1,126
	Jacksonville, FL, Econ Development Community Health Care Fac
2,000	6.25%, 09/01/2027	2,067
	Miami-Dade County, FL, Educational Facilities Auth
2,000	5.75%, 04/01/2028	2,169
	River Bend Community Development Dist, Capital Improvement Rev
880	0.00%, 11/01/2015 ⌂●	352
	Tampa Bay Water Regional Water Supply Auth
2,000	5.00%, 10/01/2019	2,466
		13,396
	Georgia - 3.9%
	Atlanta Airport Passenger Facilities Charge Rev
2,000	5.00%, 01/01/2023	2,347
	Atlanta Water & Wastewater Rev
1,500	6.00%, 11/01/2022	1,869
	Dekalb, Newton & Gwinett County, GA, Joint Development Proj
1,000	6.00%, 07/01/2034	1,123
	Fulton County, GA, School Dist GO
1,105	5.38%, 01/01/2018	1,362
	Fulton County, GA, Water & Sewer Rev FGIC Part (Prerefunded with State & Local Gov't Securities)
795	6.38%, 01/01/2014	858
	Georgia Municipal Electric Auth, Power Rev
945	6.50%, 01/01/2017	1,089
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov't Securities)
55	6.50%, 01/01/2017	63
	Marietta, GA, DA Life University Inc Proj
1,000	7.00%, 06/15/2030	1,027
		9,738
	Idaho - 0.7%
	Idaho Board Bank Auth
1,470	5.63%, 09/15/2026	1,767

	Illinois - 4.9%
	Chicago, IL, O'Hare Int'l Airport Rev
1,000	5.25%, 01/01/2027	1,028
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
1,725	5.75%, 03/01/2037 ⌂	820
	Huntley, IL, Special Service Area #9
1,500	5.10%, 03/01/2028	1,617
	Illinois Education Facilities Auth, Augustana College, Ser A
1,270	5.70%, 10/01/2032	1,277
	Illinois State GO
1,000	5.00%, 01/01/2022	1,129
2,000	5.25%, 01/01/2021	2,360
	Round Lake, IL, Special Tax Rev
945	4.70%, 03/01/2033	963
	Round Lake, IL, Special Tax Rev (Prerefunded with State & Local Gov't Securities)
484	6.70%, 03/01/2033	521
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	579
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
1,000	6.63%, 03/01/2033	998
	Yorkville, IL, United City Special Service Area Tax Raintree Village Proj
913	6.88%, 03/01/2033	928
		12,220
	Indiana - 2.5%
	Indiana FA, Deaconess Hospital Rev
2,000	6.75%, 03/01/2035	2,122
	Indiana Fin Auth Wastewater Utility Rev
1,000	5.25%, 10/01/2031	1,149
	Indiana State Municipal Power Agency
1,500	5.00%, 01/01/2042	1,610
	University of Southern Indiana
1,070	5.00%, 10/01/2022 - 10/01/2023	1,233
		6,114

2

The Hartford Municipal Real Return Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 87.7% - (continued)
	Louisiana - 0.6%
	Louisiana Public Facilities Auth, Oschner Clinic Foundation Proj (Prerefunded with US Gov't Securities)
$500	5.50%, 05/15/2027	$661
	Louisiana Public Facilities Auth, Susla Fac, Inc
1,000	5.75%, 07/01/2039 ⌂■	798
		1,459
	Maryland - 0.5%
	Baltimore MD Proj Rev
1,000	5.00%, 07/01/2041	1,127

	Massachusetts - 1.6%
	Massachusetts Development Fin Agency Rev
1,000	2.25%, 12/01/2041	1,019
	Massachusetts State
3,000	0.53%, 09/01/2015 Δ	2,997
		4,016
	Michigan - 2.8%
	Detroit, MI, Water Supply System Ref Rev FGIC
1,750	6.50%, 07/01/2015	1,938
	Grand Valley State University
1,500	5.50%, 12/01/2027	1,671
	Michigan Hospital FA, Rev Ref Henry Ford Health System (Prerefunded with State & Local Gov't Securities)
500	5.63%, 03/01/2017	529
	Michigan State Financial Auth Rev
1,000	5.00%, 12/01/2039	1,067
	Michigan State Strategic Fund
1,500	5.25%, 10/15/2031	1,665
		6,870
	Minnesota - 3.0%
	Minneapolis, MN, Parking Assessment GO
250	5.00%, 12/01/2020	260
	Rochester Minnesota Healthcare Facilities Rev
1,500	4.00%, 11/15/2038	1,697
	Rosemount, MN, ISD #196 GO MBIA
1,950	5.70%, 04/01/2015 ○	1,821
	St Paul, MN, PA Lease Rev
500	5.00%, 12/01/2019	513
	Tobacco Securitization Auth MN Settlement
1,600	5.25%, 03/01/2031	1,730
	University of Minnesota (Prerefunded with State & Local Gov't Securities)
1,000	5.75%, 07/01/2018	1,269
		7,290
	Missouri - 0.5%
	Branson Hills, MO, Infrastructure Fac
650	5.50%, 04/01/2027 ⌂	522
	Stone Canyon, MO, Community Improvement Proj
1,000	5.75%, 04/01/2027 ⌂	785
		1,307
	Nevada - 0.9%
	Clark County, NV, Airport Rev
1,000	5.75%, 07/01/2042	1,100
	Nevada State GO
1,000	5.00%, 06/01/2027	1,164
		2,264
	New Jersey - 1.5%
	New Jersey Econ Development Auth Rev
1,000	5.00%, 09/01/2021	1,208
	New Jersey Health Care Facilities FA, Hospital Asset Transformation
2,145	5.75%, 10/01/2031	2,436
		3,644
	New Mexico - 0.2%
	Cabezon, NM, Public Improvement Dist
460	5.20%, 09/01/2015	456

	New York - 9.1%
	New York and New Jersey PA
1,000	5.00%, 12/01/2023	1,075
	New York City Municipal Water Fin Auth
1,000	5.00%, 06/15/2032	1,148
	New York City Transitional Financial Auth
4,500	0.30%, 08/01/2031 Δ	4,500
1,000	5.00%, 11/01/2022	1,262
	New York Dorm Auth, Fordham University FGIC
80	5.00%, 07/01/2020	81
	New York Dorm Auth, Mount St Mary College
400	5.00%, 07/01/2027	406
	New York Dorm Auth, Upstate Community College
250	5.25%, 07/01/2021	270
	New York Environmental Fac Corp
450	5.00%, 07/15/2026	458
	New York Metropolitan Transportation Auth
3,000	5.25%, 11/15/2023	3,546
	New York State Dormitory Auth, Rev Non St
2,000	5.38%, 03/01/2029	2,269
	New York State GO
1,000	5.00%, 10/01/2032 ╦	1,157
	New York, NY, GO
750	5.00%, 08/01/2035	847
1,000	6.25%, 10/15/2028	1,249
	New York, NY, GO (Prerefunded with US Gov't Securities)
45	5.75%, 03/01/2019	48
	New York, NY, Transitional FA Future Tax Secured (Prerefunded with US Gov't Securities)
450	5.00%, 08/01/2023	461
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
4,475	6.00%, 09/15/2027 ⌂	3,099
	Westchester County, NY, IDA Continuing Care Retirement, Kendal on Hudson Proj
500	6.38%, 01/01/2024	502
		22,378

3

The Hartford Municipal Real Return Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 87.7% - (continued)
	North Carolina - 0.4%
	Mecklenburg County, NC, Certificate of Participation School Improvements
$795	5.00%, 02/01/2024	$925

	North Dakota - 0.9%
	North Dakota State FA
1,750	5.00%, 10/01/2022	2,220

	Ohio - 1.2%
	Cuyahoga, OH, Community College
1,200	5.00%, 08/01/2027	1,372
	Hamilton, OH, School Dist Improvement GO
1,270	6.15%, 12/01/2016	1,544
		2,916
	Oklahoma - 1.4%
	Oklahoma State Turnpike Auth
2,000	5.00%, 01/01/2029	2,346
	Tulsa Airports Improvement Trust
1,000	5.38%, 06/01/2024	1,078
		3,424
	Other U.S. Territories - 2.1%
	Guam Government, Limited Obligation Rev Section 30 Ser A
565	5.75%, 12/01/2034	600
	Puerto Rico Housing FA
1,000	5.13%, 12/01/2027	1,099
	Puerto Rico Sales Tax Financing Corp
1,000	5.00%, 08/01/2022	1,209
1,500	5.50%, 08/01/2042	1,649
	University Virgin Islands
270	5.13%, 12/01/2022	305
225	5.25%, 12/01/2023 - 12/01/2024	254
		5,116
	Pennsylvania - 1.8%
	Pennsylvania State Higher Educational Facilities Auth Rev
1,000	6.00%, 07/01/2043	1,060
	Pennsylvania Turnpike Commission, Sub-Ser C
665	6.00%, 06/01/2028	786
	Philadelphia, PA, GO
1,000	5.25%, 08/01/2019	1,149
	Philadelphia, PA, Municipal Auth
650	6.38%, 04/01/2029	715
800	6.50%, 04/01/2034	861
		4,571
	Rhode Island - 0.9%
	Central Falls, RI, Detention Facility Corp
275	6.75%, 01/15/2013	270
	Rhode Island Tobacco Settlement Financing Corp
2,000	6.25%, 06/01/2042	2,000
		2,270
	South Carolina - 0.5%
	South Carolina State Public Service Auth Rev
1,000	5.00%, 01/01/2019	1,229

	South Dakota - 0.1%
	South Dakota Housing DA
190	6.13%, 05/01/2033	190

	Tennessee - 0.9%
	Johnson City Health & Educational Facilities
1,000	5.50%, 07/01/2031	1,022
	Tennessee GO
1,000	5.00%, 10/01/2022	1,287
		2,309
	Texas - 8.4%
	Dallas Fort Worth, TX, International Airport
1,370	6.00%, 11/01/2028 - 11/01/2032	1,372
	Houston Texas Higher Education Fin
1,000	4.50%, 05/15/2042	1,041
	Houston, TX, Airport System Rev
1,070	5.50%, 07/01/2034	1,188
	Houston, TX, Utility Systems Rev
2,000	6.00%, 11/15/2036	2,370
	La Vernia, TX, Higher Education
2,000	6.38%, 08/15/2044	2,185
	Lower Colorado River Auth Rev
1,000	5.00%, 05/15/2041	1,074
35	7.25%, 05/15/2037	39
	Lower Colorado River Auth Rev (Prerefunded with State & Local Gov't Securities)
1,965	7.25%, 05/15/2037	2,394
	North Texas Tollway Auth Rev
1,000	5.00%, 09/01/2023	1,195
3,000	6.00%, 01/01/2025	3,545
	Tarrant County, TX, Cultural Education Facilities
1,000	6.25%, 11/15/2029	1,177
	Texas Private Activity Surface Transportation, NTE Mobility Partners
2,000	6.88%, 12/31/2039	2,229
	Travis County, TX, Health Fac, Querencia Barton Creek Project
1,000	5.65%, 11/15/2035	913
		20,722
	Virginia - 1.2%
	Peninsula, VA, Turn Center Community Dev DA
695	6.45%, 09/01/2037	654
	Virginia State Residential Auth
500	5.00%, 11/01/2024	597
	Virginia Tobacco Settlement Funding Corp (Prerefunded with US Gov't Securities)
1,455	5.50%, 06/01/2026	1,602
		2,853
	Washington - 2.5%
	Port of Seattle Rev
1,000	5.00%, 06/01/2030	1,137
	Washington State Health Care Facilities Auth, VA Mason Medical
2,400	6.13%, 08/15/2037	2,493
	Washington State Projects, FYI Properties Lease Rev
2,285	5.50%, 06/01/2034	2,568
		6,198

4

The Hartford Municipal Real Return Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 87.7% - (continued)
	Wisconsin - 0.9%
	Badger Tobacco Asset Securitization Corp of WI (Prerefunded with US Gov't Securities)
$1,000	6.38%, 06/01/2032		$1,020
	Wisconsin State General Fund
125	5.75%, 05/01/2033		148
865	6.00%, 05/01/2036		1,022
			2,190
	Wyoming - 1.4%
	Campbell County, WY, Solid Waste Facilities
3,000	5.75%, 07/15/2039		3,352

	Total municipal bonds
	(cost $200,110)		$216,179

	Total long-term investments (cost $200,110)		$216,179

SHORT-TERM INVESTMENTS - 11.2%
	Investment Pools and Funds - 11.2%
27,633	JP Morgan Tax Free Money Market Fund		$27,633

	Total short-term investments
	(cost $27,633)		$27,633

	Total investments
	(cost $227,743) ▲	98.9%	$243,812
	Other assets and liabilities	1.1%	2,773
	Total net assets	100.0%	$246,585

5

The Hartford Municipal Real Return Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	Also represents cost for tax purposes.
●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.
○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $2,769, which represents 1.1% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. The Fund has also pledged $3,010 of cash as collateral in connection with swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2007	$650	Branson Hills, MO, Infrastructure Fac, 5.50%, 04/01/2027	651
07/2007	$250	California Statewide Community DA, Windrush School, 0.00%, 07/01/2037	250
05/2007	$1,725	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj, 5.75%, 03/01/2037	1,725
07/2007	$1,000	Louisiana Public Facilities Auth, Susla Fac, Inc, 5.75%, 07/01/2039 - 144A	1,005
11/2007	$880	River Bend Community Development Dist, Capital Improvement Rev, 0.00%, 11/01/2015	880
04/2007	$1,000	Stone Canyon, MO, Community Improvement Proj, 5.75%, 04/01/2027	990
10/2007	$4,475	Ulster County, NY, IDA Kingston Regional Senior Living Proj, 6.00%, 09/15/2027	4,496

At January 31, 2012, the aggregate value of these securities was $6,549, which represents 2.7% of total net assets

DA		Development Authority
FA		Finance Authority
FGIC		Financial Guaranty Insurance Company
GO		General Obligations
IDA		Industrial Development Authority Bond
ISD		Independent School District
MBIA		Municipal Bond Insurance Association
PA		Port Authority
USD		United School District

6

The Hartford Municipal Real Return Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Interest Rate Swap Contracts Outstanding at January 31, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Barclay Investment, Inc.	2.46% Fixed	CPURNSA 219.45	$3,500	03/09/13	$–	$–	$–
Barclay Investment, Inc.	2.53% Fixed	CPURNSA 219.45	4,000	03/09/12	–	15	15
Barclay Investment, Inc.	2.65% Fixed	CPURNSA 219.28	10,500	03/04/18	–	(181)	(181)
Barclay Investment, Inc.	2.75% Fixed	CPURNSA 219.25	7,000	03/03/21	–	(154)	(154)
Barclay Investment, Inc.	2.98% Fixed	CPURNSA 219.41	5,750	03/08/26	–	(330)	(330)
Barclay Investment, Inc.	3.00% Fixed	CPURNSA 221.13	3,100	04/26/31	–	(222)	(222)
Barclay Investment, Inc.	3.04% Fixed	CPURNSA 219.41	5,000	03/08/31	–	(389)	(389)
Credit Suisse	1.19% Fixed	CPURNSA 226.04	4,000	10/07/12	–	20	20
Deutsche Bank	1.40% Fixed	CPURNSA 226.04	7,000	10/07/14	–	107	107
JP Morgan Securities	2.33% Fixed	CPURNSA 225.92	7,000	09/30/21	–	116	116
JP Morgan Securities	2.34% Fixed	CPURNSA 219.28	3,600	03/04/14	–	(6)	(6)
JP Morgan Securities	2.45% Fixed	CPURNSA 219.25	5,500	03/03/16	–	(45)	(45)
JP Morgan Securities	2.46% Fixed	CPURNSA 219.45	3,500	03/09/13	–	–	–
JP Morgan Securities	2.53% Fixed	CPURNSA 219.45	4,000	03/09/12	–	15	15
JP Morgan Securities	2.75% Fixed	CPURNSA 219.25	7,000	03/03/21	–	(155)	(155)
JP Morgan Securities	2.97% Fixed	CPURNSA 220.69	6,800	04/14/26	–	(383)	(383)
JP Morgan Securities	2.98% Fixed	CPURNSA 219.28	2,000	03/04/36	–	(155)	(155)
JP Morgan Securities	3.05% Fixed	CPURNSA 219.38	875	03/07/41	–	(99)	(99)
UBS Securities LLC	2.34% Fixed	CPURNSA 219.28	7,200	03/04/14	–	(13)	(13)
UBS Securities LLC	2.65% Fixed	CPURNSA 219.28	5,250	03/04/18	–	(91)	(91)
UBS Securities LLC	2.71% Fixed	CPURNSA 220.66	4,600	04/13/16	–	(109)	(109)
UBS Securities LLC	2.75% Fixed	CPURNSA 219.25	7,000	03/03/21	–	(154)	(154)
UBS Securities LLC	2.79% Fixed	CPURNSA 220.66	7,800	04/13/18	–	(228)	(228)
UBS Securities LLC	2.95% Fixed	CPURNSA 219.38	5,750	03/07/26	–	(293)	(293)
UBS Securities LLC	2.98% Fixed	CPURNSA 219.28	2,000	03/04/36	–	(155)	(155)
UBS Securities LLC	3.04% Fixed	CPURNSA 219.38	875	03/07/41	–	(97)	(97)
					$–	$(2,986)	$(2,986)

U.S. CPI Urban Consumers NSA (CPURNSA)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

The Hartford Municipal Real Return Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Diversification by Industry
as of January 31, 2012
Industry	Percentage of Net Assets
Airport Revenues	6.4%
General Obligations	11.6
Health Care/Services	10.3
Higher Education (Univ., Dorms, etc.)	10.8
Housing (HFA'S, etc.)	0.5
Miscellaneous	8.5
Prerefunded	4.8
Special Tax Assessment	4.1
Tax Allocation	5.7
Transportation	7.0
Utilities - Combined	0.7
Utilities - Electric	5.6
Utilities - Water and Sewer	10.3
Waste Disposal	1.4
Short-Term Investments	11.2
Other Assets and Liabilities	1.1
Total	100.0%

Distribution by Credit Quality

as of January 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	5.1%
Aa / AA	32.6
A	31.5
Baa / BBB	10.0
Ba / BB	1.2
Unrated	7.3
Non Debt Securities and Other Short-Term Instruments	11.2
Other Assets & Liabilities	1.1
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	216,179	–	216,179	–
Short-Term Investments	27,633	27,633	–	–
Total	$243,812	$27,633	$216,179	$–
Interest Rate Swaps *	273	–	273	–
Total	$273	$–	$273	$–
Liabilities:
Interest Rate Swaps *	3,259	–	1,136	2,123
Total	$3,259	$–	$1,136	$2,123

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

The Hartford Municipal Real Return Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Swaps*	$91	$—	$(91	)†	$—	$—	$—	$—	$—	$—
Total	$91	$—	$(91)		$—	$—	$—	$—	$—	$—

Liabilities:
Swaps*	$(1,873)	$—	$(250	)†	$—	$—	$—	$—	$—	$(2,123)
Total	$(1,873)	$—	$(250)		$—	$—	$—	$—	$—	$(2,123)

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(250).

9

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: March 16, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 16, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: March 16, 2012	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer